Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income tax	$ 1,600	$ 1,600
Federal operating loss carryforwards	95,400,000	90,200,000
State operating loss carryforwards	79,000,000	77,500,000
Operating loss carry forwards	$ 18,600,000
Ownership change percent points of outstanding stock	50.00%
Federal tax loss carryforwards expiartion date	Jul. 31, 2019
State tax loss carryforwards expiartion date	Jul. 31, 2036
Valuation allowance, deferred tax asset, change in amount	$ 2,423,000	3,075,000
Deferred tax asset and valuation allowance decreased to correct the error		6,875,000
Accrued interest or penalties